Loans	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Loans
16.	LOANS

					2018			2017			2016
Pesos	Interest rate(1)			Maturity	Noncurrent	Current		Noncurrent	Current		Noncurrent	Current
Negotiable obligations(7)	16.50%	–	57.81%	2019-2024	26,118	6,999		29,640	5,753		29,194	4,400
Loans(3)	37.88%	–	54.28%	2019-2020	40	789		728	2,794		2,416	1,459
Account overdraft	—		—	—	—	—		—	10		—	4,037	(5)

					26,158	7,788		30,368	8,557		31,610	9,896

Currencies other than the Peso
Negotiable obligations(2)(4)(6)	3.50%	–	10.00%	2019-2047	219,510	17,417		114,686	15,075		86,116	4,360
Export pre-financing	2.00%	–	6.75%	2019	—	20,724	(8)	383	6,521	(8)	1,908	6,491
Imports financing	3.79%	–	6.56%	2019-2020	968	13,176		—	4,595		—	2,439
Loans(6)	4.20%	–	6.70%	2019-2024	23,616	5,721		6,290	4,588		7,934	3,591

					244,094	57,038		121,359	30,779		95,958	16,881

					270,252	64,826		151,727	39,336		127,568	26,777

(1)	Annual interest rate as of December 31, 2018.
(2)	Disclosed net of 410, 309 and 672 corresponding to YPF’s own negotiable obligations repurchased through open market transactions, as of December 31, 2018, 2017, and 2016, respectively.
(3)

Includes loans granted by BNA. As of December 31, 2018, it includes 500, which accrues variable interest at a BADLAR plus a margin of 3.5 points. As of December 31, 2017, it includes 2,500, 1,500 of which accrues variable interest at a BADLAR plus a margin of 3.5 points and 1,000 at a fixed rate of 20%. As of December 31, 2016, it includes 2,105; 105 of which accrues interest at a BADLAR variable rate plus a spread of 4 percentage points and 2,000 of which accrues interest at a BADLAR variable rate plus a spread of 3.5 percentage points. See Note 31.

(4)

Includes 2,634, 1,528 and 3,253 as of December 31, 2018, 2017, and 2016, respectively, of nominal value of negotiable obligations that will be canceled in Pesos at the applicable exchange rate in accordance with the terms of the series issued.

(5)	Includes 1,440 corresponding to overdrafts granted by BNA as of December 31, 2016. See Note 31.
(6)	Includes 492 and 4,960 corresponding to financial loans and NO secured by cash flows as of December 31, 2017, and 2016, respectively.
(7)

Includes 15,850, 15,850 and 11,248 as of December 31, 2018, 2017 and 2016, respectively, of nominal value of NO that will be canceled in U.S. dollars at the applicable exchange rate according to the conditions of the issued series.

(8)

Includes pre-financing of exports granted by BNA. As of December 31 2018, it includes 5,264, 3,008 of which accrue a 2% fixed interest rate and 2,256 a 6.5% fixed interest rated. As of December 31, 2017, it includes 1,116 accruing a 2% fixed interest rate.

The breakdown of the Group’s borrowings as of the year ended on December 31, 2018, 2017 and 2016 is as follows:

	2018	2017		2016
Balance at beginning of the year	191,063	154,345		105,751
Proceed from loans	39,673	54,719		101,322
Payments of loans	(55,734)	(36,346)		(73,286)
Payments of interest	(26,275)	(17,912)		(16,330)
Accrued interest(1)	27,998	17,995		16,623
Net exchange differences and translation	160,016	21,465		20,265
Result from net monetary position(2)	(1,663)	—		—
Reclassifications and other movements	—	(3,203	)(3)	—

Balance at the end of the year	335,078	191,063		154,345

(1)	Includes capitalized financial costs. See Note 8.
(2)	Includes adjustment for inflation of opening balances which was charged to other comprehensive income and the adjustment for inflation of the fiscal year, which was charged to results.
(3)	Includes 3,130 of loans reclassified to the item “Liabilities associated with assets held for disposal”. See Note 3.

On April 28, 2017, the General and Extraordinary Shareholders’ Meeting approved an extension in the effective term of the Global Medium Term Notes Program of the Company for a term of 5 years.

The maximum nominal amount at any time outstanding of the Program of US$ 10,000 million or its equivalent in other currencies.

Details regarding the NO of the Group are as follows:

									2018		2017		2016
Month	Year	Principal value		Ref.	Class	Interest rate(3)		Principal Maturity	Noncurrent	Current	Noncurrent	Current	Noncurrent	Current
YPF
—	1998	US$	15	(1) (6)	—	Fixed	10.00%	2028	557	9	276	5	63	4
November and December	2012		$2,110	(2) (4) (6) (7)	Class XI	—	—	—	—	—	—	—	—	260
December and March	2012/3		$2,828	(2) (4) (6) (7)	Class XIII	—	—	—	—	—	—	1,427	1,414	1,439
April	2013		$2,250	(2) (4) (6) (7)	Class XVII	BADLAR plus 2.25%	52.75%	2020	1,125	1,330	2,250	96	2,250	101
April	2013	US$	89	(2) (5) (6)	Class XIX	—	—	—	—	—	—	—	—	1,413
June	2013		$1,265	(2) (4) (6)	Class XX	BADLAR plus 2.25%	50.70%	2020	633	657	1,265	12	1,265	12
July	2013	US$	92	(2) (5) (6)	Class XXII	Fixed	3.50%	2020	456	461	451	230	576	197
October	2013	US$	150	(2) (6)	Class XXIV	—	—	—	—	—	—	498	419	570
December, April, February and December	2013/4/5	US$	862	(2) (6)	Class XXVI	—	—	—	—	—	—	8,422	13,410	40
April, February and October	2014/5/6	US$	1,522	(2) (4) (6)	Class XXVIII	Fixed	8.75%	2024	57,233	1,210	28,311	599	24,111	509
March	2014		$500	(2) (6) (7)	Class XXIX	BADLAR	48.99%	2020	200	162	350	158	500	8
June	2014	US$	66	(2) (5) (6)	Class XXXIII	—	—	—	—	—	—	—	—	350
September	2014		$1,000	(2) (6) (7)	Class XXXIV	BADLAR plus 0.1%	48.97%	2024	833	299	1,000	54	1,000	76
September	2014		$750	(2) (4) (6)	Class XXXV	BADLAR plus 3.5%	52.37%	2019	—	571	500	298	750	64
February	2015		$950	(2) (6) (7)	Class XXXVI	BADLAR plus 4.74%	49.92%	2020	950	187	950	92	950	126
February	2015		$250	(2) (6)	Class XXXVII	—	—	—	—	—	—	—	—	260
April	2015		$935	(2) (4) (6)	Class XXXVIII	BADLAR plus 4.75%	54.72%	2020	312	390	626	362	935	69
April	2015	US$	1,500	(2) (6)	Class XXXIX	Fixed	8.50%	2025	56,062	2,025	27,731	1,002	23,617	853
July	2015		$500	(2) (6)	Class XL	—	—	—	—	—	—	—	—	529
September	2015		$1,900	(2) (6) (7)	Class XLI	BADLAR	48.87%	2020	633	801	1,267	736	1,900	145
September and December	2015		$1,697	(2) (4) (6)	Class XLII	BADLAR plus 4%	52.87%	2020	1,697	243	1,697	110	1,697	148
October	2015		$2,000	(2) (6) (7)	Class XLIII	BADLAR	50.48%	2023	2,000	196	2,000	80	2,000	106
December	2015		$1,400	(2) (6)	Class XLIV	—	—	—	—	—	—	1,422	1,400	23
March	2016		$150	(2) (6)	Class XLV	—	—	—	—	—	—	—	—	153
March	2016		$1,350	(2) (4) (6)	Class XLVI	BADLAR plus 6%	53.09%	2021	1,350	234	1,350	114	1,350	152
March	2016	US$	1,000	(2) (6)	Class XLVII	Fixed	8.50%	2021	37,600	870	18,599	430	15,840	367
April	2016	US$	46	(2) (5) (6)	Class XLVIII	Fixed	8.25%	2020	1,723	29	852	14	726	12
April	2016		$535	(2) (6)	Class XLIX	BADLAR plus 6%	56.42%	2020	535	62	535	31	535	33
July	2016		$11,248	(2) (6) (8)	Class L	BADLAR plus 4%	47.84%	2020	11,248	1,238	11,248	651	11,248	696
September	2016	CHF	300	(2) (6)	Class LI	Fixed	3.75%	2019	—	11,563	5,731	54	4,673	45
May	2017		$4,602	(2) (6) (8)	Class LII	Fixed	16.50%	2022	4,602	110	4,602	110	—	—
July and December	2017	US$	1,000	(2) (6)	Class LIII	Fixed	6.95%	2027	38,024	1,180	18,889	445	—	—
December	2017	US$	750	(2) (6)	Class LIV	Fixed	7.00%	2047	27,855	70	13,846	44	—	—
Metrogas
January	2013	US$	177		Series A-L	—	—	—	—	—	—	3,076	2,461	—
January	2013	US$	18		Series A-U	—	—	—	—	—	—	256	220	—
December	2018		$513		Class II	BADLAR plus 10%	57.81%	2019	—	519	—	—	—	—

									245,628	24,416	144,326	20,828	115,310	8,760

(1)	Corresponds to the 1997 M.T.N. Program for US$1,000 million.
(2)	Corresponds to the 2008 M.T.N. Program for US$ 10,000 million.
(3)	Interest rate as of December 31, 2018.
(4)

The ANSES and/or the “Fondo Argentino de Hidrocarburos” have participated in the primary subscription of these NO, which may at the discretion of the respective holders, be subsequently traded on the securities market where these negotiable obligations are authorized to be traded.

(5)	The payment currency of these Negotiable Obligations is the Peso at the Exchange rate applicable under the terms of the series issued.
(6)	As of the date of issuance of these financial statements, the Group has fully complied with the use of proceeds disclosed in the pricing supplements.
(7)

NO classified as productive investments computable as such for the purposes of section 35.8.1, paragraph K of the General Regulations applicable to Insurance Activities issued by the Argentine Insurance Supervisory Bureau.

(8)	The payment currency of this issue is the U.S. dollar at the exchange rate applicable in accordance with the conditions of the relevant issued series.